ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (43,869,825)	$ (32,172,344)	$ (39,010,476)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	2,031,505	(1,390,936)	(478,896)
Comprehensive loss attributable to Wowo Limited's shareholders	(41,824,967)	(33,563,280)	(39,489,372)
Parent company
Net loss	(43,856,347)	(32,172,344)	(39,010,476)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	2,031,380	(1,390,936)	(478,896)
Comprehensive loss attributable to Wowo Limited's shareholders	$ (41,824,967)	$ (33,563,280)	$ (39,489,372)